Land Use Right, Net (Details) - Schedule of Land Use Right, Net - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Schedule of Land Use Right Net [Abstract]
Land use right	[1]	$ 1,689,044	$ 1,671,519
Accumulated amortization	[2]	(42,226)	(25,073)
Land use right, net		$ 1,646,818	$ 1,646,446

[1]	Land use right of Jiangsu New Energy In January 2023, Jiangsu New Energy acquired land use right from local government in purpose of building manufacturing plants in Changzhou, Jiangsu Province. The land use right has a term of 50 years and will expire on January 5, 2073.
[2]	Land use right of Tianjin Jiahao On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). The land use right of Tianjin Jiahao was disposed at the carrying amount of $6,823,791 in the transfer of all 100% equity interests of Tianjin Jiahao to Sutai.